Minimum Monthly Lease Payment under Noncancelable Operating Leases (Detail) (USD $)	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 23,400
2014	14,850
2015	12,000
2016	12,000
2017	5,000
Total	$ 67,250